ACCOUNTS RECEIVABLE, NET	12 Months Ended
May 31, 2026
Receivables [Abstract]
ACCOUNTS RECEIVABLE, NET

NOTE 4 － ACCOUNTS RECEIVABLE, NET

Accounts receivable, net consisted of the following:

	As of May 31,
	2026	2025
	$’000	$’000

Accounts receivable – third parties	2,130	1,941
Less: allowance for expected credit loss	(152)	(317)

Accounts receivable, net	1,978	1,624

Movements in the allowance for expected credit loss are as follows:

	As of May 31,
	2026	2025
	$’000	$’000

Opening balance	317	317
Allowance for the expected credit loss	28	133
Reversal of the allowance for the expected credit loss	(195)	(148)
Effect of exchange rate	2	15

Closing balance	152	317

For the financial years ended May 31, 2026 and 2025, the Company has made an allowance for expected credit loss and charged to the consolidated statements of operations. The Company has not experienced any significant bad debt write-offs of accounts receivable in the past.

The Company generally conducts its business with creditworthy third parties. The Company determines, on a continuing basis, the probable losses and the allowance for expected credit loss, based on several factors including internal risk ratings, customer credit quality, payment history, historical bad debt/write-off experience and forecasted economic and market conditions. Accounts receivable are written off after exhaustive collection efforts occur and the receivable is deemed uncollectible. In addition, receivable balances are monitored on an ongoing basis and its exposure to bad debts is not significant.

During the financial years ended May 31, 2026 and 2025, other than the loss allowance provision indicated in the table above, no impairment loss was provided for amounts that were past due.